Related party transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions
15. Related party transactions:
The Company's related parties are Cespira, directors, officers and shareholders that own more than 10% of the Company's shares.
The Company engages in transactions with Cespira primarily through cross charges, the provision of services and the sale of inventory under a transitional services agreement that ended on June 30, 2025.

Related party transactions with Cespira	Years ended December 31,
	2025	2024
Sales of goods, services and other income	$15,684	$9,598
Inventory purchased, services and other expenses	1,525	1,320

Related party balances with Cespira	December 31,
	2025	2024
Receivables (note 6)	$274	$4,973
Payables (note 11)	$78	$1,137